Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2025 £m	2024 £m
Pound Sterling (GBP)	914	1,790
Indian Rupee (INR)	49	73
Taiwan Dollar (TWD)	30	40
Euro (EUR)	29	30
United States Dollar (USD)	28	27
Others	274	290
Total	1,324	2,250